Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Summary of Conversions of Stock
As of June 30, 2022, the Company has reserved the following shares of common stock for issuance upon the conversion, exercise or vesting of the underlying instruments:

Common Stock
Common Stock Warrants	18,126,014
Stock-Based Awards—RSUs Outstanding	11,850,526
Stock-Based Awards—Options Outstanding	9,482,711

Total	39,459,251

Rigetti Holdings Inc [Member]
Class of Stock [Line Items]
Summary of Conversions of Stock
As of December 31, 2021, the Company has reserved the following shares of common stock for issuance upon the conversion, exercise or vesting of the underlying instruments:

	Class A Common Stock	Class B Common Stock
Series C Preferred Stock	54,478,261	—
Series C-1 Preferred Stock	—	2,902,287
Common Stock Warrants	8,513,515	—
Stock-Based Awards - Options Outstanding	11,468,275	—
Stock-Based Awards - RSUs Outstanding	5,388,455	—
Stock-Based Awards - Options Available for Future Grant	3,898,855	—

Total	83,747,361	2,902,287